AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.1%
Information Technology - 12.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	320,635	$17,311,084

IT Services - 1.7%
PayPal Holdings, Inc. (a)	49,527	5,142,884
Visa, Inc.-Class A	79,211	12,371,966

		17,514,850

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc.	21,011	6,318,218
Intel Corp.	117,709	6,320,973
QUALCOMM, Inc.	45,282	2,582,432
Texas Instruments, Inc.	65,456	6,942,918

		22,164,541

Software - 4.8%
Adobe, Inc. (a)	25,326	6,749,126
Lyft, Inc. (a)	81,422	6,374,528
Microsoft Corp.	247,155	29,149,461
VMware, Inc.-Class A	39,183	7,072,923

		49,346,038

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	117,167	22,255,872

		128,592,385

Health Care - 8.9%
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	137,873	11,021,568
Boston Scientific Corp. (a)	229,562	8,810,589
Medtronic PLC	92,215	8,398,942

		28,231,099

Health Care Providers & Services - 1.8%
Cigna Corp. (a)	28,303	4,551,689
Humana, Inc.	14,114	3,754,324
UnitedHealth Group, Inc.	42,519	10,513,248

		18,819,261

Pharmaceuticals - 4.4%
Eli Lilly & Co.	44,501	5,774,450
Johnson & Johnson	93,400	13,056,386
Merck & Co., Inc.	123,188	10,245,546
Pfizer, Inc.	190,237	8,079,365
Zoetis, Inc.	81,191	8,173,498

		45,329,245

		92,379,605

Financials - 8.9%
Banks - 5.5%
Bank of America Corp.	538,277	14,851,062
Citigroup, Inc.	141,395	8,797,597
JPMorgan Chase & Co.	166,798	16,884,961
US Bancorp	173,045	8,339,039
Wells Fargo & Co.	180,702	8,731,521

		57,604,180

Company	Shares	U.S. $ Value
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc.-Class B (a)	149,111	$29,954,909

Insurance - 0.5%
Progressive Corp. (The)	66,612	4,802,059

		92,361,148

Communication Services - 8.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	292,833	9,183,243

Entertainment - 2.3%
Vivendi SA	390,236	11,309,060
Walt Disney Co. (The)	112,966	12,542,615

		23,851,675

Interactive Media & Services - 3.6%
Alphabet, Inc.-Class C (a)	21,224	24,902,331
Facebook, Inc.-Class A (a)	76,911	12,820,295

		37,722,626

Media - 1.4%
Comcast Corp.-Class A	266,611	10,659,108
Liberty Media Corp.-Liberty SiriusXM-Class A (a)	58,482	2,232,843
New York Times Co. (The)-Class A	65,367	2,147,306

		15,039,257

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	38,698	2,674,032

		88,470,833

Industrials - 6.1%
Aerospace & Defense - 2.3%
Boeing Co. (The)	14,653	5,588,947
Northrop Grumman Corp.	49,372	13,310,691
United Technologies Corp.	39,686	5,115,129

		24,014,767

Airlines - 0.6%
Delta Air Lines, Inc.	123,481	6,377,794

Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc.	162,797	12,240,706

Industrial Conglomerates - 1.7%
Honeywell International, Inc.	108,187	17,193,078

Road & Rail - 0.3%
Norfolk Southern Corp.	16,782	3,136,388

		62,962,733

Company	Shares	U.S. $ Value
Consumer Discretionary - 5.7%
Hotels, Restaurants & Leisure - 1.0%
Red Rock Resorts, Inc.-Class A	36,936	$954,796
Royal Caribbean Cruises Ltd.	20,991	2,405,988
Starbucks Corp.	89,680	6,666,811

		10,027,595

Household Durables - 0.2%
Lennar Corp.-Class A	49,628	2,436,239

Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	15,269	2,785,829
Amazon.com, Inc. (a)	9,015	16,053,461
Booking Holdings, Inc. (a)	3,165	5,522,640
eBay, Inc.	121,076	4,496,763

		28,858,693

Leisure Products - 0.1%
Hasbro, Inc.	17,114	1,455,032

Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	7,084	1,109,921
Home Depot, Inc. (The)	53,772	10,318,309
TJX Cos., Inc. (The)	68,714	3,656,272

		15,084,502

Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.-Class A (a)	57,066	1,343,904

		59,205,965

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	108,811	13,403,339
EOG Resources, Inc.	71,769	6,830,974
Exxon Mobil Corp.	102,891	8,313,593
Occidental Petroleum Corp.	89,632	5,933,638
Valero Energy Corp.	61,617	5,226,970

		39,708,514

Consumer Staples - 3.1%
Food & Staples Retailing - 0.7%
Walmart, Inc.	72,583	7,079,020

Food Products - 0.5%
General Mills, Inc.	113,010	5,848,268

Household Products - 1.2%
Procter & Gamble Co. (The)	118,119	12,290,282

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The)-Class A	44,373	7,345,950

		32,563,520

Utilities - 2.4%
Electric Utilities - 1.7%
NextEra Energy, Inc.	88,975	17,200,647

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	175,054	$7,436,294

		24,636,941

Materials - 0.9%
Containers & Packaging - 0.9%
Berry Global Group, Inc. (a)	170,265	9,172,175

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.	9,162	4,151,852

Total Common Stocks (cost $596,668,895)		634,205,671

PREFERRED STOCKS - 0.8%
Information Technology - 0.7%
Software - 0.7%
Lyft, Inc.
-Series G
0.00% (a)(b)(c)	85,511	6,694,656
Lyft, Inc.
-Series H
0.00% (a)(b)(c)	17,100	1,338,759

		8,033,415

Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co., Inc. (The)
- Series D
0.00% (a)(b)(c)(d)	20,767	520,366

Total Preferred Stocks (cost $4,379,031)		8,553,781

INVESTMENT COMPANIES - 0.7%
Funds and Investment Trusts - 0.7%
iShares Nasdaq Biotechnology ETF (e)(f) (cost $6,847,199)	62,533	6,991,189

SHORT-TERM INVESTMENTS - 37.2%
Investment Companies - 36.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (e)(g)(h) (cost $378,781,472)	378,781,472	378,781,472

	Principal Amount (000)
U.S. Treasury Bills - 0.7%
U.S. Treasury Bill Zero Coupon, 5/16/19 (i) (cost $6,979,149)	$7,000	6,979,481

Total Short-Term Investments (cost $385,760,621)		385,760,953

Company	Shares	U.S. $ Value
Total Investments Before Securities Lending Collateral For Securities loaned - 99.8% (cost $993,655,746)		$1,035,511,594

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (e)(g)(h) (cost $4,406,079)	4,406,079	4,406,079

SECURITIES SOLD SHORT - (2.2)%
COMMON STOCKS - (1.8)%
Real Estate - (0.9)%
Equity Real Estate Investment Trusts (REITs) - (0.9)%
Empire State Realty Trust, Inc.- Class A	(199,388)	(3,150,331)
SL Green Realty Corp.	(44,996)	(4,046,040)
Washington Prime Group, Inc.	(338,202)	(1,910,841)

		(9,107,212)

Industrials - (0.7)%
Aerospace & Defense - (0.1)%
Lockheed Martin Corp.	(3,990)	(1,197,639)

Airlines - 0.0%
Allegiant Travel Co.	(2,787)	(360,833)

Industrial Conglomerates - (0.6)%
3M Co.	(28,785)	(5,980,947)

		(7,539,419)

Health Care - (0.2)%
Biotechnology - (0.2)%
AbbVie, Inc.	(21,764)	(1,753,961)

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Tesla, Inc. (a)	(1,125)	(314,842)

Total Common Stocks (proceeds $18,626,849)		(18,715,434)

INVESTMENT COMPANIES - (0.4)%
Funds and Investment Trusts - (0.4)%
Invesco CurrencyShares Euro Currency Trust (a)(e) (proceeds $4,086,329)	(38,118)	(4,079,388)

Total Securities Sold Short (proceeds $22,713,178)		(22,794,822)

Total Investments, Net of Securities Sold Short - 98.0% (cost $975,348,647) (j)		1,017,122,851
Other assets less liabilities - 2.0%		20,918,120

Net Assets - 100.0%		$1,038,040,971

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	90	June 2019	$12,770,100	$(173,024)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	422		3/05/21	$56,018
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	262		3/05/21	45,388
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	705		3/05/21	33,833
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	260		3/05/21	21,373
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	129		3/05/21	19,392
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	131		3/05/21	15,513
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	84		3/05/21	10,249
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	174		3/05/21	8,262
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	40		3/05/21	5,750
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	44		3/05/21	4,798
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	180		3/05/21	3,085
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	102		3/05/21	2,919
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	50		3/05/21	2,577
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	55		3/05/21	2,332
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	53		3/05/21	2,044
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	12		3/05/21	1,811
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	57		3/05/21	1,503
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	52		3/05/21	1,388
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	37		3/05/21	1,178
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	8		3/05/21	507
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	11		3/05/21	339
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	8		3/05/21	251
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	0	*	3/05/21	15
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	50		3/05/21	(630)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	51		3/05/21	(1,144)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	104		3/05/21	(3,696)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	287	3/05/21	$(5,361)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	157	3/05/21	(6,530)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	220	3/05/21	(7,922)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	211	3/05/21	(25,357)
Blackstone Group LP (The)	FedFundEffective Minus 0.30%	Annual	USD	394	3/05/21	(36,969)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	345	3/05/21	(41,864)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	499	3/05/21	(70,530)
Blackstone Group LP (The)	FedFundEffective Plus 0.95%	Annual	USD	712	3/05/21	(88,131)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	26	3/05/21	68
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	105	3/05/21	(282)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	28	3/05/21	(507)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	181	3/05/21	(1,642)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	224	3/05/21	(9,534)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	4,132	3/05/21	(14,884)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	1,871	3/05/21	(100,745)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	3,551	3/05/21	(173,265)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	3,551	3/05/21	(178,592)
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	3,551	3/05/21	(202,448)

						$(729,440)

*	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Represents entire or partial securities out on loan.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,088,592 and gross unrealized depreciation of investments was $(5,216,852), resulting in net unrealized appreciation of $40,871,740.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$128,592,385		$	– 0	–	$	– 0	–	$128,592,385
Health Care	92,379,605			– 0	–		– 0	–	92,379,605
Financials	92,361,148			– 0	–		– 0	–	92,361,148
Communication Services	77,161,773			11,309,060			– 0	–	88,470,833
Industrials	62,962,733			– 0	–		– 0	–	62,962,733
Consumer Discretionary	59,205,965			– 0	–		– 0	–	59,205,965
Energy	39,708,514			– 0	–		– 0	–	39,708,514
Consumer Staples	32,563,520			– 0	–		– 0	–	32,563,520
Utilities	24,636,941			– 0	–		– 0	–	24,636,941
Materials	9,172,175			– 0	–		– 0	–	9,172,175
Real Estate	4,151,852			– 0	–		– 0	–	4,151,852
Preferred Stocks	8,033,415			– 0	–		520,366		8,553,781
Investment Companies	6,991,189			– 0	–		– 0	–	6,991,189
Short-Term Investments:
Investment Companies	378,781,472			– 0	–		– 0	–	378,781,472
U.S. Treasury Bills	– 0	–		6,979,481			– 0	–	6,979,481
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,406,079			– 0	–		– 0	–	4,406,079
Liabilities:
Common Stocks (a)	(18,715,434)			– 0	–		– 0	–	(18,715,434)
Investment Companies	(4,079,388)			– 0	–		– 0	–	(4,079,388)

Total Investments in Securities	998,313,944			18,288,541			520,366		1,017,122,851
Other Financial Instruments(b):
Assets:
Total Return Swaps	– 0	–		240,593			– 0	–	240,593
Liabilities:
Futures	(173,024)			– 0	–		– 0	–	(173,024)
Total Return Swaps	– 0	–		(970,033)			– 0	–	(970,033)

Total	$998,140,920			$17,559,101			$520,366		$1,016,220,387

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2019 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$269,614	$530,640	$421,473	$378,781	$5,333
Government Money Market Portfolio*	17,964	124,326	137,884	4,406	115

Total	$287,578	$654,966	$559,357	$383,187	$5,448

*	Investments of cash collateral for securities lending transactions.